Payments, Details - 12 months ended Jul. 31, 2025 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 126,126	Fees	UNITED STATES	Bureau of Land Managment	Allemand Ross	Uranium Energy Corp	Well
#: 2
	6,566	Fees	UNITED STATES	Office of State Lands and Investments	Allemand Ross	Uranium Energy Corp	Well
#: 3
	175,516	Fees	UNITED STATES	Bureau of Land Managment	Antelope	Uranium Energy Corp	Well
#: 4
	2,749	Fees	UNITED STATES	Office of State Lands and Investments	Antelope	Uranium Energy Corp	Well
#: 5
	95,431	Fees	UNITED STATES	Bureau of Land Managment	Barge	Uranium Energy Corp	Well
#: 6
	2,749	Fees	UNITED STATES	Office of State Lands and Investments	Barge	Uranium Energy Corp	Well
#: 7
	8,929	Fees	UNITED STATES	Bureau of Land Managment	Black Hills	Uranium Energy Corp	Well
#: 8
	893	Fees	UNITED STATES	Office of State Lands and Investments	Black Hills	Uranium Energy Corp	Well
#: 9
	39,624	Fees	UNITED STATES	Bureau of Land Managment	Brown Ranch	Uranium Energy Corp	Well
#: 10
	893	Fees	UNITED STATES	Office of State Lands and Investments	Brown Ranch	Uranium Energy Corp	Well
#: 11
	52,738	Fees	UNITED STATES	Bureau of Land Managment	Bull Springs	Uranium Energy Corp	Well
#: 12
	8,118	Fees	UNITED STATES	Office of State Lands and Investments	Bull Springs	Uranium Energy Corp	Well
#: 13
	22,602	Fees	UNITED STATES	Bureau of Land Managment	Central Shirley Basin	Uranium Energy Corp	Well
#: 14
	3,251	Fees	UNITED STATES	Office of State Lands and Investments	Central Shirley Basin	Uranium Energy Corp	Well
#: 15
	4,018	Fees	UNITED STATES	Office of State Lands and Investments	Charlie Project	Uranium Energy Corp	Well
#: 16
	103,524	Fees	UNITED STATES	Bureau of Land Managment	Christensen Ranch	Uranium Energy Corp	Well
#: 17
	221,186	Fees	UNITED STATES	Department of Environmental Quality	Christensen Ranch	Uranium Energy Corp	Well
#: 18
	42	Fees	UNITED STATES	Johnson County Clerk	Christensen Ranch	Uranium Energy Corp	Well
#: 19
	348,748	Taxes	UNITED STATES	Johnson County Treasurer	Christensen Ranch	Uranium Energy Corp	Well
#: 20
	131,517	Taxes	UNITED STATES	Natrona County Treasurer	Christensen Ranch	Uranium Energy Corp	Well
#: 21
	4,107	Fees	UNITED STATES	Natrona County Clerk	Christensen Ranch	Uranium Energy Corp	Well
#: 22
	14,310	Fees	UNITED STATES	Office of State Lands and Investments	Christensen Ranch	Uranium Energy Corp	Well
#: 23
	5,581	Fees	UNITED STATES	Bureau of Land Managment	Clarkson Hills	Uranium Energy Corp	Well
#: 24
	3	Fees	UNITED STATES	Natrona County Clerk	Clarkson Hills	Uranium Energy Corp	Well
#: 25
	61,109	Fees	UNITED STATES	Bureau of Land Managment	Crooks Creek	Uranium Energy Corp	Well
#: 26
	16,907	Fees	UNITED STATES	Office of State Lands and Investments	Crooks Creek	Uranium Energy Corp	Well
#: 27
	16,742	Fees	UNITED STATES	Bureau of Land Managment	Crook's Mountain	Uranium Energy Corp	Well
#: 28
	3,642	Fees	UNITED STATES	Office of State Lands and Investments	Crook's Mountain	Uranium Energy Corp	Well
#: 29
	61,389	Fees	UNITED STATES	Bureau of Land Managment	Crossroads	Uranium Energy Corp	Well
#: 30
	3,641	Fees	UNITED STATES	Office of State Lands and Investments	Crossroads	Uranium Energy Corp	Well
#: 31
	59,715	Fees	UNITED STATES	Bureau of Land Managment	Cyclone Rim	Uranium Energy Corp	Well
#: 32
	34,880	Fees	UNITED STATES	Bureau of Land Managment	East Shirley Basin	Uranium Energy Corp	Well
#: 33
	8,933	Fees	UNITED STATES	Office of State Lands and Investments	East Shirley Basin	Uranium Energy Corp	Well
#: 34
	37,949	Fees	UNITED STATES	Bureau of Land Managment	Gas Hills	Uranium Energy Corp	Well
#: 35
	14,279	Fees	UNITED STATES	Office of State Lands and Investments	Gas Hills	Uranium Energy Corp	Well
#: 36
	7,534	Fees	UNITED STATES	Bureau of Land Managment	Horse Creek	Uranium Energy Corp	Well
#: 37
	5	Fees	UNITED STATES	Natrona County Clerk	Horse Creek	Uranium Energy Corp	Well
#: 38
	25,672	Fees	UNITED STATES	Bureau of Land Managment	IrigarayPlant	Uranium Energy Corp	Well
#: 39
	221,185	Fees	UNITED STATES	Department of Environmental Quality	IrigarayPlant	Uranium Energy Corp	Well
#: 40
	19	Fees	UNITED STATES	Johnson County Clerk	IrigarayPlant	Uranium Energy Corp	Well
#: 41
	37,260	Taxes	UNITED STATES	Johnson County Treasurer	IrigarayPlant	Uranium Energy Corp	Well
#: 42
	21	Fees	UNITED STATES	Natrona County Clerk	IrigarayPlant	Uranium Energy Corp	Well
#: 43
	2,301	Fees	UNITED STATES	Office of State Lands and Investments	IrigarayPlant	Uranium Energy Corp	Well
#: 44
	835,141	Taxes	UNITED STATES	Wyoming Department of Revenue	IrigarayPlant	Uranium Energy Corp	Well
#: 45
	33,206	Fees	UNITED STATES	Bureau of Land Managment	JAB	Uranium Energy Corp	Well
#: 46
	2,818	Fees	UNITED STATES	Office of State Lands and Investments	JAB	Uranium Energy Corp	Well
#: 47
	208,164	Fees	UNITED STATES	Bureau of Land Managment	Ludeman	Uranium Energy Corp	Well
#: 48
	49	Fees	UNITED STATES	Department of Environmental Quality	Ludeman	Uranium Energy Corp	Well
#: 49
	6,167	Fees	UNITED STATES	Office of State Lands and Investments	Ludeman	Uranium Energy Corp	Well
#: 50
	23,997	Fees	UNITED STATES	Bureau of Land Managment	Moore Ranch	Uranium Energy Corp	Well
#: 51
	71,875	Fees	UNITED STATES	Department of Environmental Quality	Moore Ranch	Uranium Energy Corp	Well
#: 52
	5,205	Fees	UNITED STATES	Office of State Lands and Investments	Moore Ranch	Uranium Energy Corp	Well
#: 53
	3,628	Fees	UNITED STATES	Bureau of Land Managment	Mule Creek	Uranium Energy Corp	Well
#: 54
	13,952	Fees	UNITED STATES	Bureau of Land Managment	Niles Ranch	Uranium Energy Corp	Well
#: 55
	8,106	Fees	UNITED STATES	Office of State Lands and Investments	Niles Ranch	Uranium Energy Corp	Well
#: 56
	18,696	Fees	UNITED STATES	Bureau of Land Managment	Nine Mile	Uranium Energy Corp	Well
#: 57
	12	Fees	UNITED STATES	Natrona County Clerk	Nine Mile	Uranium Energy Corp	Well
#: 58
	5,497	Fees	UNITED STATES	Office of State Lands and Investments	Nine Mile	Uranium Energy Corp	Well
#: 59
	42,693	Fees	UNITED STATES	Bureau of Land Managment	Pine Ridge	Uranium Energy Corp	Well
#: 60
	1,228	Fees	UNITED STATES	Office of State Lands and Investments	Pine Ridge	Uranium Energy Corp	Well
#: 61
	25,951	Fees	UNITED STATES	Bureau of Land Managment	Pine Tree	Uranium Energy Corp	Well
#: 62
	3	Fees	UNITED STATES	Johnson County Clerk	Pine Tree	Uranium Energy Corp	Well
#: 63
	20	Fees	UNITED STATES	Natrona County Clerk	Pine Tree	Uranium Energy Corp	Well
#: 64
	404	Fees	UNITED STATES	Office of State Lands and Investments	Pine Tree	Uranium Energy Corp	Well
#: 65
	13,952	Fees	UNITED STATES	Bureau of Land Managment	Pumpkin Creek	Uranium Energy Corp	Well
#: 66
	9,487	Fees	UNITED STATES	Bureau of Land Managment	Red Rim	Uranium Energy Corp	Well
#: 67
	153,800	Fees	UNITED STATES	Bureau of Land Managment	Reno Creek	Uranium Energy Corp	Well
#: 68
	50,255	Fees	UNITED STATES	Department of Environmental Quality	Reno Creek	Uranium Energy Corp	Well
#: 69
	16,307	Fees	UNITED STATES	Office of State Lands and Investments	Reno Creek	Uranium Energy Corp	Well
#: 70
	35,717	Fees	UNITED STATES	Bureau of Land Managment	Reno South	Uranium Energy Corp	Well
#: 71
	405	Fees	UNITED STATES	Office of State Lands and Investments	Reno South	Uranium Energy Corp	Well
#: 72
	38,509	Fees	UNITED STATES	Bureau of Land Managment	Ross Flats	Uranium Energy Corp	Well
#: 73
	4,198	Fees	UNITED STATES	Office of State Lands and Investments	Ross Flats	Uranium Energy Corp	Well
#: 74
	15,068	Fees	UNITED STATES	Bureau of Land Managment	Sand Creek	Uranium Energy Corp	Well
#: 75
	8,106	Fees	UNITED STATES	Office of State Lands and Investments	Sand Creek	Uranium Energy Corp	Well
#: 76
	23,160	Fees	UNITED STATES	Bureau of Land Managment	South Pine Ridge	Uranium Energy Corp	Well
#: 77
	7,827	Fees	UNITED STATES	Office of State Lands and Investments	South Pine Ridge	Uranium Energy Corp	Well
#: 78
	6,697	Fees	UNITED STATES	Bureau of Land Managment	South Sweetwater	Uranium Energy Corp	Well
#: 79
	893	Fees	UNITED STATES	Office of State Lands and Investments	South Sweetwater	Uranium Energy Corp	Well
#: 80
	25,392	Fees	UNITED STATES	Bureau of Land Managment	Stewart Creek	Uranium Energy Corp	Well
#: 81
	2,679	Fees	UNITED STATES	Office of State Lands and Investments	Stewart Creek	Uranium Energy Corp	Well
#: 82
	25,951	Fees	UNITED STATES	Bureau of Land Managment	Taylor Ranch	Uranium Energy Corp	Well
#: 83
	7	Fees	UNITED STATES	Johnson County Clerk	Taylor Ranch	Uranium Energy Corp	Well
#: 84
	11,579	Fees	UNITED STATES	Office of State Lands and Investments	Taylor Ranch	Uranium Energy Corp	Well
#: 85
	85,665	Fees	UNITED STATES	Bureau of Land Managment	Twin Buttes	Uranium Energy Corp	Well
#: 86
	9,585	Fees	UNITED STATES	Office of State Lands and Investments	Twin Buttes	Uranium Energy Corp	Well
#: 87
	17,580	Fees	UNITED STATES	Bureau of Land Managment	West Beaver Rim	Uranium Energy Corp	Well
#: 88
	2,678	Fees	UNITED STATES	Office of State Lands and Investments	West Beaver Rim	Uranium Energy Corp	Well
#: 89
	12,278	Fees	UNITED STATES	Bureau of Land Managment	West Crook's Creek	Uranium Energy Corp	Well
#: 90
	2,748	Fees	UNITED STATES	Office of State Lands and Investments	West Crook's Creek	Uranium Energy Corp	Well
#: 91
	27,346	Fees	UNITED STATES	Bureau of Land Managment	West Jab	Uranium Energy Corp	Well
#: 92
	1,339	Fees	UNITED STATES	Office of State Lands and Investments	West Jab	Uranium Energy Corp	Well
#: 93
	15,068	Fees	UNITED STATES	Bureau of Land Managment	West Sweetwater	Uranium Energy Corp	Well
#: 94
	254,483	Fees	UNITED STATES	Bureau of Land Managment	Sweetwater	Uranium Energy Corp	Open Pit
#: 95
	47,027	Fees	UNITED STATES	Department of Environmental Quality	Sweetwater	Uranium Energy Corp	Open Pit
#: 96
	11,552	Fees	UNITED STATES	Office of State Lands and Investments	Sweetwater	Uranium Energy Corp	Open Pit
#: 97
	131,428	Fees	UNITED STATES	Bureau of Land Managment	Anderson	Uranium Energy Corp	Open Pit
#: 98
	55,250	Fees	UNITED STATES	Bureau of Land Managment	Workman Creek	Uranium Energy Corp	Underground Mining
#: 99
	8,371	Fees	UNITED STATES	Bureau of Land Managment	C de Baca	Uranium Energy Corp	Underground Mining
#: 100
	14,231	Fees	UNITED STATES	Bureau of Land Managment	Dalton Pass	Uranium Energy Corp	Underground Mining
#: 101
	85,448	Fees	UNITED STATES	Texas Commission on Environmental Quality	Burke Hollow	Uranium Energy Corp	Well
#: 102
	85,009	Fees	UNITED STATES	Texas Commission on Environmental Quality	Goliad	Uranium Energy Corp	Well
#: 103
	89,259	Fees	UNITED STATES	Texas Commission on Environmental Quality	Hobson	Uranium Energy Corp	Well
#: 104
	$ 89,259	Fees	UNITED STATES	Texas Commission on Environmental Quality	Palangana	Uranium Energy Corp	Well